UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C.  20549

			FORM 13F

	           FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2009

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  3100 West End Avenue, Suite 1250
          Nashville, Tennessee  37203

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark Bryan Smith
Title:      Treasurer
Phone:      615-244-7775
Signature, Place, and Date of Signing:

	Mark Bryan Smith     Nashville, Tennessee     August 13, 2009


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE 2

Report Summary:

Number of Other Included Managers:  	0

Form 13F Information Table Entry Total:    118

Form 13F Information Table Value total: $351,437 thousands

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st Source Corporation         COM              336901103      252    14605 SH       SOLE                    14605
3M Company                     COM              88579y101     1128    18768 SH       SOLE                    17248              1520
A H Belo Corp                  COM              001282102       32    32338 SH       SOLE                     2363             29975
AT&T, Inc.                     COM              00206R102     4987   200757 SH       SOLE                   190645             10112
Abbott Laboratories Corp.      COM              002824100      900    19126 SH       SOLE                    19126
Accenture Ltd                  COM              g1150g111     8611   257349 SH       SOLE                   240249             17100
AllState Corp.                 COM              020002101      238     9770 SH       SOLE                     9770
Altria Group, Inc.             COM              02209s103      963    58782 SH       SOLE                    54492              4290
American Int'l Group           COM              026874107       50    43004 SH       SOLE                    43004
American Oriental Bioengineeri COM              028731107       58    11000 SH       SOLE                    11000
Amgen Inc.                     COM              031162100     1674    31630 SH       SOLE                    28980              2650
Apache Corp.                   COM              037411105     6635    91961 SH       SOLE                    86911              5050
Automatic Data Processing      COM              053015103      503    14207 SH       SOLE                    14007               200
BancorpSouth Inc               COM              059692103      246    12000 SH       SOLE                                      12000
BankAmerica Corp.              COM              060505104      329    24906 SH       SOLE                    20554              4353
Belo Corporation               COM              080555105      308   172193 SH       SOLE                    11816            160377
Berkshire Hathaway Inc. Cl A   COM              084670108     1980       22 SH       SOLE                       21                 1
Berkshire Hathaway Inc. Cl B   COM              084670207    33533    11580 SH       SOLE                     2902              8678
Berry Petroleum Cl A           COM              085789105     2985   160560 SH       SOLE                    16000            144560
Best Buy Co.                   COM              086516101     2182    65168 SH       SOLE                    62123              3045
Bristol Myers Squibb           COM              110122108      995    48978 SH       SOLE                    48978
Cardiac Science                COM              14141A108      243    60500 SH       SOLE                    10000             50500
Caterpillar Inc.               COM              149123101     1611    48770 SH       SOLE                    46445              2325
Chevron Corp.                  COM              166764100     1415    21361 SH       SOLE                    20561               800
Cisco Systems Inc.             COM              17275R102     6316   338634 SH       SOLE                   312994             25640
Citigroup Inc.                 COM              172967101       62    21006 SH       SOLE                    15506              5500
Coca Cola Co.                  COM              191216100     1776    37006 SH       SOLE                    29586              7420
Colgate Palmolive Co.          COM              194162103      212     3000 SH       SOLE                     3000
ConocoPhillips                 COM              20825c104     2649    62979 SH       SOLE                    58612              4367
Corrections Corp Amer          COM              22025y407     6384   375728 SH       SOLE                    26000            349728
Covidien Ltd                   COM              g2552x108      518    13834 SH       SOLE                    12934               900
DJ STOXX 50 ETF Index          COM              78463x103      315    10833 SH       SOLE                    10483               350
Dionex Corp.                   COM              254546104      305     5000 SH       SOLE                     5000
Dominion Resources, Inc.       COM              25746u109     1380    41285 SH       SOLE                    36710              4575
Duke Energy Corp.              COM              26441c105      383    26227 SH       SOLE                    24227              2000
E.W. Scripps Co. Cl A          COM              811054402       24    11676 SH       SOLE                      963             10713
Eli Lilly & Co.                COM              532457108     1534    44275 SH       SOLE                    37500              6775
Exxon Mobil Corp.              COM              30231G102     9254   132375 SH       SOLE                   125311              7064
Fairfax Financial Hld          COM              303901102    46627   186890 SH       SOLE                    25490            161400
FedEx Corp.                    COM              31428X106     1735    31195 SH       SOLE                    28620              2575
Gannett Co. Inc.               COM              364730101     3778  1058402 SH       SOLE                   112100            946302
General Electric Co.           COM              369604103     4501   384081 SH       SOLE                   338587             45494
General Mills Inc.             COM              370334104     1615    28829 SH       SOLE                    28629               200
HCC Ins Hldgs                  COM              404132102     3863   160909 SH       SOLE                    15000            145909
Hain Celestial Group, Inc.     COM              405217100     1181    75674 SH       SOLE                    75674
Halliburton Inc.               COM              406216101     4991   241088 SH       SOLE                   231788              9300
HealthStream Inc.              COM              42222n103       50    19800 SH       SOLE                    19800
Healthways, Inc.               COM              422245100      167    12400 SH       SOLE                    12400
Hewlett Packard Co.            COM              428236103      749    19381 SH       SOLE                    19381
Home Depot Inc.                COM              437076102     2096    88711 SH       SOLE                    83711              5000
Intel Corp.                    COM              458140100     5106   308533 SH       SOLE                   293813             14720
International Business Machine COM              459200101     5749    55059 SH       SOLE                    51759              3300
Interpublic Group Cos.         COM              460690100      384    76076 SH       SOLE                    46076             30000
Johnson & Johnson              COM              478160104     7209   126918 SH       SOLE                   115997             10921
Kraft Inc.                     COM              50075n104      210     8270 SH       SOLE                     6874              1396
L-3 Communications             COM              502424104     4404    63482 SH       SOLE                    60757              2725
Lee Enterprises                COM              523768109      179   337897 SH       SOLE                    23000            314897
Leucadia Natl Corp             COM              527288104     1129    53528 SH       SOLE                     4400             49128
Level 3 Commun                 COM              52729N100     4217  2792600 SH       SOLE                   343000           2449600
Liberty Media Corp Ser A - Ent COM              53071M500      872    32646 SH       SOLE                    32046               600
Loews Corp.                    COM              540424108    10753   392446 SH       SOLE                    70217            322229
Lowes Companies                COM              548661107     2278   117372 SH       SOLE                   106172             11200
McCormick                      COM              579780206      527    16200 SH       SOLE                     1200             15000
Media General                  COM              584404107      500   237000 SH       SOLE                    37000            200000
Medtronic Inc.                 COM              585055106     5293   151714 SH       SOLE                   138839             12875
Merck & Company Inc.           COM              589331107      798    28523 SH       SOLE                    27923               600
Microsoft Corp.                COM              594918104     5951   250355 SH       SOLE                   227931             22425
Molex Inc. - Class A           COM              608554200      497    34549 SH       SOLE                    33099              1450
Morgan Stanley                 COM              617446448      271     9500 SH       SOLE                     9500
National Health Invstrs        COM              63633d104     9394   351704 SH       SOLE                    48705            302999
National Healthcare LP         COM              635906100      900    23728 SH       SOLE                     1700             22028
News Corp. Ltd. Cl A           COM              65248e104      362    39714 SH       SOLE                    39714
News Corp. Ltd. Cl B           COM              65248e203     1922   181789 SH       SOLE                   165989             15800
Overstock                      COM              690370101     8057   673680 SH       SOLE                    74600            599080
Pall Corp.                     COM              696429307     4723   177811 SH       SOLE                    19011            158800
PepsiCo Inc.                   COM              713448108     1674    30466 SH       SOLE                    26316              4150
Perot Systems Corp.            COM              714265105      307    21450 SH       SOLE                    21450
Pfizer Inc.                    COM              717081103      527    35100 SH       SOLE                    26741              8359
Philip Morris International, I COM              718172109     2679    61427 SH       SOLE                    55987              5440
ProShs UltraShort 20yr+ Treasu COM              74347R297     4600    90345 SH       SOLE                    87795              2550
Procter & Gamble Co.           COM              742718109     8626   168797 SH       SOLE                   140232             28565
Regions Financial Corp.        COM              758940100      434   107476 SH       SOLE                   103401              4075
Republic Services Inc.         COM              760759100     5668   232196 SH       SOLE                   223021              9175
Roche Holdings                 COM              771195104     2885    84586 SH       SOLE                    76686              7900
Sanofi Aventis ADR             COM              80105n105      358    12150 SH       SOLE                    11600               550
Schlumberger Ltd.              COM              806857108     7126   131690 SH       SOLE                   124375              7315
Scripps Networks Interactive,  COM              811065101      992    35634 SH       SOLE                     3490             32144
Select Basic Materials Sector  COM              81369y100     1615    62595 SH       SOLE                    57195              5400
SunTrust Banks Inc.            COM              867914103      632    38394 SH       SOLE                    38069               325
Syntroleum                     COM              871630109     2794  1252836 SH       SOLE                   145000           1107836
Sysco Corp.                    COM              871829107     5067   225386 SH       SOLE                   215871              9515
TJX                            COM              872540109      738    23456 SH       SOLE                    23456
Tidewater Inc.                 COM              886423102     6162   143738 SH       SOLE                    12000            131738
Travelers Inc.                 COM              89417e109     1698    41377 SH       SOLE                    40302              1075
United Parcel Svc. Inc. CL B   COM              911312106     3503    70070 SH       SOLE                    64920              5150
United Technologies Corp.      COM              913017109     5063    97442 SH       SOLE                    91242              6200
Vanguard Emerging Markets ETF  COM              922042858      880    27645 SH       SOLE                    26145              1500
Vanguard Large-Cap Exchanged T COM              922908637      349     8360 SH       SOLE                     8360
Vanguard Small-Cap VIPERs      COM              922908751      293     6405 SH       SOLE                     6105               300
Verizon Communications         COM              92343v104      324    10555 SH       SOLE                    10307               248
Vodafone Group PLC ADS         COM              92857w209     4038   207182 SH       SOLE                   196615             10567
Vulcan Materials               COM              929160109      672    15600 SH       SOLE                                      15600
Wal-Mart Stores Inc.           COM              931142103     5792   119573 SH       SOLE                   105773             13800
Walt Disney Co.                COM              254687106     2814   120599 SH       SOLE                   108437             12162
Washington Post Co.            COM              939640108      426     1209 SH       SOLE                                       1209
Wells Fargo & Co.              COM              949746101     2582   106428 SH       SOLE                   102578              3850
Wesco Financial                COM              950817106      477     1639 SH       SOLE                                       1639
Western Union                  COM              959802109     2310   140825 SH       SOLE                   134775              6050
White Mountain Ins             COM              G9618E107     1227     5359 SH       SOLE                      800              4559
Willis Group Holdings Inc.     COM              G96655108      675    26225 SH       SOLE                    23175              3050
Wyeth Co.                      COM              983024100      462    10177 SH       SOLE                    10002               175
iShares China                  COM              464287184     2386    62175 SH       SOLE                    57525              4650
iShares MSCI Emerging Markets  COM              464287234      439    13625 SH       SOLE                    12125              1500
iShares MSCI Japan             COM              464286848     1512   160300 SH       SOLE                   140550             19750
iShares MSCI Pacific Rim       COM              464286665     1534    48425 SH       SOLE                    45200              3225
iShares Russell 1000 Index ETF COM              464287622      366     7222 SH       SOLE                     7222
iShares S&P SmallCap 600 Index COM              464287804     2335    52560 SH       SOLE                    50460              2100
Natl Healthcare Cv Prf         PFD CV           635906209      389    33125 SH       SOLE                     4193             28932